Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Future Minimum Lease Payments Under Operating Leases with Non Cancelable Terms
 Future minimum lease payments at December 31, 2012, under operating leases with non-cancelable terms are as follows:

Year Ended December 31,
(Dollars in Thousands)
2013	$6,734
2014	4,134
2015	3,851
2016	2,742
2017	2,092
Thereafter	8,209

Total	$27,762